Segment Information (Details) - Schedule of segment reporting - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cement Concrete And Precast [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		S/ 3,086,104	S/ 2,940,888	S/ 2,806,803
Other assets	[1]	86,630	106,280	37,068
Total assets		3,172,734	3,047,168	2,843,871
Operating liabilities		2,041,923	1,930,140	1,590,105
Capital expenditure	[2]	190,126	97,288	63,960
Depreciation and amortization		(133,276)	(128,522)	(131,877)
Provision of inventory net realizable value and obsolescence		(2,027)	(3,374)	(3,635)
Construction supplies [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		38,353	42,578	51,225
Other assets	[1]
Total assets		38,353	42,578	51,225
Operating liabilities		76,780	75,633	58,517
Capital expenditure	[2]
Depreciation and amortization		(1,545)	(1,102)	(767)
Provision of inventory net realizable value and obsolescence
Quicklime [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		70,327	79,383	83,621
Other assets	[1]
Total assets		70,327	79,383	83,621
Operating liabilities
Capital expenditure	[2]
Depreciation and amortization		(3,519)	(5,199)	(5,741)
Provision of inventory net realizable value and obsolescence
Other [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		32,210	31,846	31,696
Other assets	[1]	537	797	5,871
Total assets		32,747	32,643	37,567
Operating liabilities		323	194	107
Capital expenditure	[2]
Depreciation and amortization		(199)	(744)	(782)
Provision of inventory net realizable value and obsolescence
Total consolidated [Member]
Segment Information (Details) - Schedule of segment reporting [Line Items]
Segment assets		3,226,994	3,094,695	2,973,345
Other assets	[1]	87,167	107,077	42,939
Total assets		3,314,161	3,201,772	3,016,284
Operating liabilities		2,119,026	2,005,967	1,648,729
Capital expenditure	[2]	190,126	97,288	63,960
Depreciation and amortization		(138,539)	(135,567)	(139,167)
Provision of inventory net realizable value and obsolescence		S/ (2,027)	S/ (3,374)	S/ (3,635)

[1]	As of December 31, 2022, corresponds to the financial investment designated at fair value through OCI for S/274,000 and fair value of derivative financial instruments (“cross currency swap”) for S/86,893,000. As of December 31, 2021, corresponds to the financial investment designated at fair value through OCI for approximately S/476,000 and the fair value of derivative financial instruments (“cross currency swap”) for S/106,601,000. The fair value of derivative financial instruments of hedging is allocated to the segment of cement, and the financial investment designated at fair value through OCI and fair value of derivative financial instrument at fair value through profit or loss are not assigned to any segment.
[2]	Capital expenditure consists of S/190,126,000 and S/97,288,000 during the years ended as of December 31, 2022 and 2021, respectively, and are related to additions of property, plant and equipment, intangible and other minor non-current assets.